Annual Total Returns[BarChart] - ProShares UltraShort 20plus Year Treasury - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(50.91%)	(13.30%)	26.55%	(41.39%)	(5.42%)	(7.78%)	(16.82%)	5.84%	(23.80%)	(37.76%)